Cover	3 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	10-12G
Amendment Flag	false
Entity Registrant Name	InnovaQor, Inc.
Entity Central Index Key	0001102942
Entity Tax Identification Number	88-0436055
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	400 S. Australian Avenue
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	West Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33401
City Area Code	(561)
Local Phone Number	421-1900
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false